UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name: ACF Industries LLC (successor to ACF Industries, Incorporated) (as sponsor of the ACF Pension Plans)
Address: 620 N. Second Street
         St. Charles, Missouri  63301

Form 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Umesh Choksi
Title:   Treasurer
Phone:   (631) 940-5000

Signature, Place, and Date of Signing:

/s/ Umesh Choksi
Umesh Choksi                        St. Charles, Missouri              11/10/04
[Signature]                                 [City, State]                [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          Form 13F SUMMARY PAGE*



Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              0

Form 13F Information Table Value Total:             $0
                                                 (thousands)

* As of December 17, 2003, ACF Industries LLC transferred the investment management over the ACF Pension Plan's assets to an unaffiliated third-party.

List of Other Included Managers:  None